Earnings Per Share - Computation of Earnings Per Share (Detail) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 TWD ($) $ / shares shares	Dec. 31, 2021 TWD ($) $ / shares shares	Dec. 31, 2020 TWD ($) $ / shares shares
Earnings per share [abstract]
Net income available to common shareholders of the parent | $		$ 992,923.4	$ 592,359.2	$ 510,744.0
Weighted average number of common shares outstanding used in the computation of basic EPS		25,929.2	25,930.3	25,930.3
Basic EPS | (per share)	$ 1.25	$ 38.29	$ 22.84	$ 19.7
Diluted EPS | (per share)	$ 1.25	$ 38.29	$ 22.84	$ 19.7
Effects of all dilutive potential common shares		0.2
Weighted average number of common shares used in the computation of diluted EPS		25,929.4	25,930.3	25,930.3